RESTATED AND AMENDED FINANCIAL STATEMENTS (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Deferred loss on derivatives	$ 280,637	$ 150,851	$ 951,792
Derivative liability	1,610,858	370,194	733,339
Convertible promissory notes - current	91,721	50,593	25,541
Convertible promissory notes payable - non-current			0
Promissory notes	11,904	165,698	209,755
Share capital	8,876,281	7,460,158	6,080,151
Retained earnings	$ (10,505,204)	$ (7,793,332)	(5,699,079)
Previously Reported
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Deferred loss on derivatives			0
Derivative liability			0
Convertible promissory notes - current			636,890
Convertible promissory notes payable - non-current			11,961
Promissory notes			0
Share capital			6,047,999
Retained earnings			(6,298,936)
Adjustments
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Deferred loss on derivatives			951,792
Derivative liability			733,339
Convertible promissory notes - current			(611,349)
Convertible promissory notes payable - non-current			(11,961)
Promissory notes			209,755
Share capital			32,152
Retained earnings			$ 599,857